Loss per Common Share	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Loss per Common Share
Loss per Common Share

Note 6. Loss per Common Share

Basic loss per share is computed by dividing the net loss adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted loss per share includes the weighted average common shares outstanding and potentially dilutive common stock equivalents. Because of the net losses for all periods presented, the basic and diluted weighted average shares outstanding are the same since including the additional shares would have an anti-dilutive effect on loss per share. The reconciliation of the numerators and denominators of the basic and diluted net loss per share computations are as follows:

	Three months ended November 30,		Six months ended November 30,
(in thousands, except per share amounts)	2023	2022	2023	2022
Net loss	$(9,563)	$(26,495)	$(21,134)	$(47,486)
Less: Deemed dividends	—	(1,140)	—	(5,294)
Less: Accrued preferred stock dividends	(368)	(370)	(741)	(756)
Net loss applicable to common stockholders	$(9,931)	$(28,005)	$(21,875)	$(53,536)
Basic and diluted:
Weighted average common shares outstanding	958,988	813,373	941,191	800,545
Loss per share	$(0.01)	$(0.03)	$(0.02)	$(0.07)

The table below shows the approximate number of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, warrants, unvested RSUs and PSUs, convertible notes, and convertible preferred stock (including undeclared dividends) that were not included in the computation of basic and diluted weighted average number of shares of common stock outstanding for the periods presented:

	Three and six months ended November 30,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	312,956	204,273
Convertible notes	12,000	12,000
Convertible preferred stock	35,558	32,591

Note 8. Loss per Common Share

Basic loss per share is computed by dividing the net loss adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted loss per share would include the weighted average common shares outstanding and potentially dilutive common stock equivalents. Because of the net losses for all periods presented, the basic and diluted weighted average shares outstanding are the same, since including the additional shares would have an anti-dilutive effect on the loss per share.

The reconciliation of the numerators and denominators of the basic and diluted net loss per share computations are as follows:

	Fiscal years ended May 31,
(in thousands, except per share amounts)	2023	2022
Net loss	$(79,824)	$(210,820)
Less: Deemed dividends	(5,417)	—
Less: Accrued preferred stock dividends	(1,495)	(1,628)
Net loss applicable to common stockholders	$(86,736)	$(212,448)
Basic and diluted:
Weighted average common shares outstanding	836,528	676,900
Loss per share	$(0.10)	$(0.31)

Refer to Note 13, Subsequent Events for additional information regarding the shares issued subsequent to May 31, 2023.

The table below shows the numbers of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, warrants, unvested restricted stock including those subject to performance conditions, convertible preferred stock (including undeclared dividends), and convertible notes that were not included in the computation of basic and diluted weighted average number of shares of common stock outstanding for the periods presented:

	Fiscal years ended May 31,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	281,023	106,002
Convertible notes	12,000	12,000
Convertible preferred stock	34,071	32,535